Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events:

Note 11 – Subsequent Events:

On October 11, 2011, JMJ Financial converted an amount on their convertible debentures. The Company issued 400,000 shares of common stock.

On November 8, 2011, The Company issued 250,000 shares of stock as part of the consultancy agreement. The amount is granted every six months at its current trading price. These shares are restricted.

Note 9 – Subsequent Events

On January 20, 2011, the Company issued 20,000 shares of stock to one advisor as part of the advisory agreement.

On February 17, 2011, the Company entered into an agreement with GeoXplor Corporation for the initial stages of its drilling program. The value of this agreement is $155,125.

On February 28, 2011, the Company drew down $200,000 on their financing agreement.

On March 7, 2011, the Company issued 751,880 shares to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares of stock to three advisors as part of the advisory agreement.